Annual Total Returns (Bar Chart) (Invesco V.I. Capital Development Fund, Series I shares, Invesco V.I. Capital Development Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Development Fund | Series I shares, Invesco V.I. Capital Development Fund
Annual Total Returns
'01	(8.08%)
'02	(21.36%)
'03	35.36%
'04	15.50%
'05	9.61%
'06	16.52%
'07	10.84%
'08	(47.03%)
'09	42.37%
'10	18.78%